Document and Entity Information	Mar. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2021
Entity Registrant Name	Universal Logistics Holdings, Inc.
Entity Central Index Key	0001308208
Entity Emerging Growth Company	false
Entity File Number	0-51142
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-3640097
Entity Address, Address Line One	12755 E. Nine Mile Road
Entity Address, City or Town	Warren
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48089
City Area Code	586
Local Phone Number	920-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ULH
Security Exchange Name	NASDAQ